DEBT - Convertible Senior Notes (Details) $ / shares in Units, ¥ in Thousands				12 Months Ended
	May 12, 2020 CNY (¥)	May 12, 2020 USD ($)	Nov. 03, 2017 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Nov. 01, 2022 USD ($)	May 26, 2020 USD ($)	May 12, 2020 USD ($) $ / shares
DEBT
Note repurchased				¥ 3,406,000	$ 494,000,000	¥ 0
Convertible Senior Notes Due 2022
DEBT
Number of shares converted | shares						1,340	2,020
Amount converted | ¥						¥ 0	¥ 0
Convertible Debt | Convertible Senior Notes Due 2022
DEBT
Aggregate principal amount			$ 475,000,000
Fixed interest rate (as a percent)			0.375%
Initial conversion price | $ / shares			$ 182.25
Repurchase price as a percentage of principal amount			100.00%
Initial conversion rate per ADS			5.4869
Increment used for debt conversion			$ 1,000
Number of shares converted | shares						134	202
Amount converted | ¥						¥ 40	¥ 60
Notes redeemed								$ 475,000,000
Convertible Debt | 2026 Notes
DEBT
Aggregate principal amount										$ 450,000,000
Additional aggregate maximum amount of notes to purchase									$ 50,000,000
Fixed interest rate (as a percent)	3.00%									3.00%
Proceeds from issuance of debt	¥ 3,499,000	$ 493,000,000
Debt issuance costs	¥ 49,000									$ 7,000,000
Initial conversion price | $ / shares										$ 23.971
Repurchase price as a percentage of principal amount	100.00%	100.00%
Initial conversion rate per ADS	41.72	41.72
Increment used for debt conversion		$ 1,000